SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in United States dollars
b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE and certain subsidiaries.

NICE and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:
Intercompany transactions and balances have been eliminated upon consolidation.
Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.
Marketable securities
e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-65. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

Inventories
f.	Inventories:

Inventories are stated at the lower of cost or market value. The cost of raw materials is determined by the "standard cost" method, and the cost of finished goods on the basis of costs charged by third party manufacturer. The cost of work-in-progress related to long-term contracts includes materials, subcontractors and other direct costs.

Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and discontinued products and for market prices lower than cost, if any. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory. Inventory write-downs for 2015, 2014 and 2013 were $1,896, $603 and $1,767, respectively, and have been included in cost of revenues.

Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20-33
Office furniture and equipment	6 - 20

Leasehold improvements are amortized by the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Other intangible assets, net
h.	Other intangible assets, net:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average annual rates:

%

Core technology	18
Customer relationships and distribution network	13
Capitalized software development costs (see m below)	33

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment indicators include any significant changes in the manner of the Company's use of the assets and significant negative industry or economic trends.

Upon determination that the carrying value of a long-lived asset may not be recoverable based upon a comparison of aggregate undiscounted projected future cash flows to the carrying amount of the asset, an impairment charge is recorded for the excess of the carrying amount over fair value. In 2015, 2014 and 2013, no impairment charge was recognized.

Goodwill
j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," ("ASC 350") goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in operation-based segments, which also comprise its reporting units: Customer Interactions Solutions and Financial Crime and Compliance Solutions. During the fourth quarter of 2015 and 2014 the Company performed a qualitative assessment for its reporting units and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required.

During the fourth quarter of 2013 the Company performed qualitative assessment for the Customer Interactions Solutions reporting unit and concluded that the qualitative assessment did not result in a more likely than not indication of impairment. For the Financial Crime and Compliance Solutions reporting unit, the Company elected to bypass the qualitative assessment and proceeded directly to performing the first step of the goodwill impairment test.  The Company performed the first step of the quantitative goodwill impairment test and concluded that the fair value of the reporting unit exceeded its carrying value.

During the years 2015, 2014 and 2013, no impairment charge was recognized.

Revenue recognition
k.	Revenue recognition:

The Company generates revenues from sales of software products, services, which include support and maintenance, implementation, configuration, project management, consulting, training, hosting and SaaS, as well as hardware sales. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

The basis for the Company's software revenue recognition is substantially governed by the accounting guidance contained in ASC 985-605, "Software-Revenue Recognition." Revenues from sales of software products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable. In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or as the acceptance provision has lapsed.

For multiple element arrangements within the scope of software revenue recognition guidance, revenues are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, the Company defers revenue for the fair value of its undelivered elements and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element. Revenues from maintenance and professional services are recognized ratably over the contractual period and as services are performed, respectively.

For arrangements that contain both software and non-software components that function together to deliver the products' essential functionality, the Company allocates revenue to each element based on its relative selling price. In such circumstances, the accounting principles establish a hierarchy to determine the selling price to be used for allocating revenue to deliverables. The selling price for a deliverable is based on its VSOE, if available, third party evidence ("TPE"), if VSOE is not available, or best estimated selling price ("BESP"), if neither VSOE nor TPE are available. The Company establishes VSOE of fair value using the price charged for a deliverable when sold separately. When VSOE cannot be established, the Company attempts to establish fair value of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy differs from that of its peers and the Company's offerings contain a significant level of differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a standalone basis. Therefore, the Company is typically not able to determine TPE. The BESP price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of the BESP is subject to discretion.

The Company's policy for establishing VSOE of fair value of maintenance services is based on the price charged when the maintenance is renewed separately. Establishment of VSOE of fair value of professional services is based on the price charged when these services are sold separately.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact.

The Company also generates sales from SaaS offerings which provide its customers access to certain of its software within a cloud-based IT environment that the Company manages and offers to customers on a subscription basis. Revenues for the Company's SaaS offerings are recognized ratably over the contract term commencing with the date its service is made available to customers and all other revenue recognition criteria have been satisfied.

To assess the probability of collection for revenue recognition, the Company has a credit policy that determines the credit limit that reflects an amount that is deemed probably collectible for each customer.  These credit limits are reviewed and revised periodically on the basis of new customer financial statements information, credit insurance data and payment performance.

The Company maintains a provision for product returns which is estimated based on the Company's past experience and is deducted from revenues. As of December 31, 2015 and 2014, the provision for product returns amounted to $3,281 and $1,990, respectively.

Deferred revenues and advances from customers include advances and payments received from customers, for which revenue has not yet been recognized.

Research and development and software development costs
l.	Research and development and software development costs:

Research and development costs (net of grants) incurred in the process of software production are charged to expenses as incurred. Certain software development costs are capitalized under ASC 985-20, Costs of Software to be Sold, Leased or Marketed, and under ASC350-40, Internal-Use Software.

Costs incurred to develop software to be sold are capitalized after technological feasibility is established. Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design. During the years ended on December 31, 2015, 2014 and 2013 the Company capitalized costs incurred to develop software to be sold in the amounts of $0, $356 and $445, respectively.

For SaaS offerings within a cloud-based IT environment, the Company capitalizes costs incurred during the application development stage. Costs related to preliminary project activities and post implementation activities are expensed as incurred. During the years ended on December 31, 2015, 2014 and 2013 the Company capitalized costs related to SaaS offerings in the amounts of $1,380, $0 and $0 respectively.

Income taxes
m.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income.

Non-royalty grants
n.	Non-royalty grants:

Non-royalty bearing grants from the Government of Israel and the European Union for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.

Concentrations of credit risk
o.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, EMEA and APAC. The Company performs ongoing credit evaluations of its customers and insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries and U.S government agencies. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into forward contracts, and option contracts intended to protect cash flows resulting from payroll and facilities related expenses against the volatility in value of forecasted non-dollar currency. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See Note 10.

Severance pay
p.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

The Company's agreements with employees in Israel, who joined the Company since May 1, 2009, are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

The Company also has other liabilities for severance pay in other jurisdictions.

Severance pay expense for 2015, 2014 and 2013 amounted to $8,936, $11,229 and $9,131, respectively.

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 6% of their eligible compensation, but generally not greater than annual payment of $18 in 2015, $17.5 in 2014 and 2013 (for certain employees over 50 years of age the maximum annual contribution is $24 in 2015, and $23 per year in 2014 and 2013) of their total annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In the years 2015, 2014 and 2013, the Company recorded an expense for matching contributions in the amount of $4,310, $3,922 and $3,791, respectively.

Basic and diluted net earnings per share
q.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The weighted average number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 561,621, 743,100 and 586,367 for the years 2015, 2014 and 2013, respectively.

Accounting for stock-based compensation
r.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions: the expected volatility is based upon actual historical stock price movements; the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding; the risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term; and the expected dividend rate (an annualized dividend yield) is based on the per share dividend declared by the Company's Board of Directors. For information on the Company's dividend payments, see Note 13e.

The Company measures the fair value of restricted stock based on the market value of the underlying shares at the date of grant.

Fair value of financial instruments
s.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

·	Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

·	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

·	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities and foreign currency derivative contracts are classified within Level 2 (see Notes 3 and 10).

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables, approximate their fair value due to the short-term maturities of such instruments.

Legal contingencies
t.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Advertising expenses
u.	Advertising expenses:
Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2015, 2014 and 2013 were $7,986 $7,827 and $8,778, respectively.
Treasury shares
v.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

Comprehensive income
w.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.

The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2015 and 2014:

	Year ended December 31, 2015
	Unrealized gains (losses) on marketable securities		Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance		$183	$(3,625)	$(7,104)	$(10,546)

Other comprehensive income (loss) before reclassifications		(2,081)	(954)	(14,602)	(17,637)
Amounts reclassified from accumulated other comprehensive income		(32)	4,010	-	3,978

Net current-period other comprehensive income (loss)		(2,113)	3,056	(14,602)	(13,659)

Ending balance	$	(1,930)	$(569)	$(21,706)	$(24,205)

	Year ended December 31, 2014
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(60)	$1,593	$10,868	$12,401

Other comprehensive income (loss) before reclassifications	259	(6,770)	(17,972)	(24,483)
Amounts reclassified from accumulated other comprehensive income	(16)	1,552	-	1,536

Net current-period other comprehensive income (loss)	243	(5,218)	(17,972)	(22,947)

Ending balance	$183	$(3,625)	$(7,104)	$(10,546)

Recently issued accounting standards
x.	Recently issued accounting standards:

In April 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08 states that only disposals representing strategic shifts in operations that have, or will have, a major effect on an entity's operations should be reported as discontinued operations when any of the following occurs: the component of an entity or group of components of an entity is classified as held for sale, the component of an entity or group of components of an entity is disposed of by sale, or the component of an entity or group of components of an entity is disposed of other than by sale. A strategic shift could include a disposal of (i) a separate major line of business, (ii) a separate major geographic area of operations, (iii) a major equity method investment, or (iv) other major parts of an entity. ASU 2014-08 is effective for annual periods beginning on or after December 15, 2014, which is effective for the Company for the year ended December 31, 2015.  The Company has considered the sale of Cyber and Intelligence and Physical Security operations as a strategic shift and accordingly implemented this guidance on its consolidated financial position and results of operations.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers: Topic 606 (ASU 2014-09), to supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 allows the Company to use either of two methods: (i) retrospective application of ASU 2014-09 to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU 2014-09; or (ii) retrospective application of ASU 2014-09 with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09. In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606),” which defers the effective date of ASU 2014-09 by one year to fiscal years beginning after December 15, 2017 (our fiscal year 2018), including interim periods within that reporting period.  The Company is currently in the process of evaluating the impact of the adoption of the update on its consolidated financial statements, implementing accounting system changes related to the adoption and considering additional disclosures requirements.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, related to balance sheet classification of deferred taxes. The ASU requires that deferred tax assets and liabilities be classified as noncurrent in the statement of financial position, thereby simplifying the current guidance that requires an entity to separate deferred assets and liabilities into current and noncurrent amounts. The ASU will be effective beginning in the first quarter of fiscal year 2018, though early adoption is permitted. The Company has early-adopted the ASU as of December 31, 2015 and its statement of financial position as of this date reflects the revised classification of current deferred tax assets and liabilities as noncurrent. There is no other impact on the Company’s financial statements of early-adopting the ASU. As a result of the adoption of ASU 2015-17, the Company made the following adjustments to the 2014 balance sheet: a $20,958 decrease to current deferred tax assets, a $11,819 increase to noncurrent deferred tax asset, a $33 decrease to current deferred tax liability, and a decrease of $9,106 million to noncurrent deferred tax liability.